SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 656	$ 1,287	$ 2,823
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
VAT, gross revenue	21,524	8,785
Agency fee reversal	3,329	6,407
Advertising expenses	1,039	767	288
Government subsidies	$ 1,395	$ 210	$ 268
Revenues [Member] | Customer A [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	6.70%	11.20%	6.90%
Accounts Receivable [Member] | Customer B [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.40%	7.90%
Accounts Receivable [Member] | Customer C [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.40%	15.30%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Concession Fees [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Concession Fees [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years